Expense Example {- Fidelity International Real Estate Fund} - 07.31 Fidelity International Real Estate Fund AMCIZ PRO-12 - Fidelity International Real Estate Fund	Sep. 29, 2020 USD ($)
Fidelity Advisor International Real Estate Fund: Class A
Expense Example:
1 year	$ 697
3 years	955
5 years	1,232
10 years	2,021
Fidelity Advisor International Real Estate Fund: Class M
Expense Example:
1 year	506
3 years	834
5 years	1,185
10 years	2,173
Fidelity Advisor International Real Estate Fund: Class C
Expense Example:
1 year	307
3 years	640
5 years	1,098
10 years	2,369
Fidelity Advisor International Real Estate Fund: Class I
Expense Example:
1 year	95
3 years	296
5 years	515
10 years	1,143
Fidelity Advisor International Real Estate Fund: Class Z
Expense Example:
1 year	85
3 years	265
5 years	460
10 years	$ 1,025